Retirement Benefit and Other Post-retirement Obligations - Summary of of Quoted and Non Quoted Market Price (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	76.00%	77.00%
No quoted market price	24.00%	23.00%
Insurance [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	29.00%
Non-UK equities [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	2.00%	3.00%
Fixed-interest securities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	3.00%	10.00%
Property [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	8.00%	8.00%
Pooled asset investment funds [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	44.00%	67.00%
Other [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	14.00%	12.00%